UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-23072
                                                    -----------

                 First Trust Dynamic Europe Equity Income Fund
      --------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
      --------------------------------------------------------------------
                    (Address of principal executive offices)

                             W. Scott Jardine, Esq.

                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
      --------------------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (630) 765-8000
                                                           --------------

                      Date of fiscal year end: December 31
                                               -----------

                    Date of reporting period: March 31, 2017
                                              ---------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS. The Schedule(s) of Investments is attached herewith.


FIRST TRUST DYNAMIC EUROPE EQUITY INCOME FUND (FDEU)
PORTFOLIO OF INVESTMENTS
MARCH 31, 2017 (UNAUDITED)

    SHARES                                   DESCRIPTION                                    VALUE
---------------  --------------------------------------------------------------------  ----------------
COMMON STOCKS (a) - 120.5%

                 AEROSPACE & DEFENSE - 2.2%
        887,774  BAE Systems PLC ....................................................  $      7,146,476
                                                                                       ----------------

                 AIR FREIGHT & LOGISTICS - 3.7%
        476,332  CTT-Correios de Portugal S.A. ......................................         2,602,749
        274,679  Deutsche Post AG ...................................................         9,407,650
                                                                                       ----------------
                                                                                             12,010,399
                                                                                       ----------------

                 AUTOMOBILES - 3.2%
         33,472  Bayerische Motoren Werke AG ........................................         3,053,385
         54,273  Daimler AG .........................................................         4,006,572
         35,792  Renault S.A. .......................................................         3,109,234
                                                                                       ----------------
                                                                                             10,169,191
                                                                                       ----------------

                 BANKS - 10.2%
        656,323  ING Groep N.V. (b)..................................................         9,921,343
      4,447,230  Lloyds Banking Group PLC ...........................................         3,695,307
      1,660,838  Natixis S.A. .......................................................        10,233,813
        271,669  Nordea Bank AB .....................................................         3,101,531
        222,866  Svenska Handelsbanken AB, Class A ..................................         3,056,724
        120,172  Swedbank AB, Class A ...............................................         2,784,140
                                                                                       ----------------
                                                                                             32,792,858
                                                                                       ----------------

                 BEVERAGES - 5.3%
        184,173  Coca-Cola European Partners PLC ....................................         6,886,475
        354,833  Diageo PLC .........................................................        10,151,762
                                                                                       ----------------
                                                                                             17,038,237
                                                                                       ----------------

                 BUILDING PRODUCTS - 2.1%
        129,931  Cie de Saint-Gobain ................................................         6,672,011
                                                                                       ----------------

                 CAPITAL MARKETS - 1.1%
        394,065  Intermediate Capital Group PLC .....................................         3,495,566
                                                                                       ----------------

                 CONSUMER FINANCE - 2.2%
         87,632  Cembra Money Bank AG ...............................................         7,248,351
                                                                                       ----------------

                 DIVERSIFIED TELECOMMUNICATION SERVICES - 10.7%
        663,583  Deutsche Telekom AG ................................................        11,627,427
        922,591  Orange S.A. ........................................................        14,335,165
        504,737  Telenor ASA ........................................................         8,400,331
                                                                                       ----------------
                                                                                             34,362,923
                                                                                       ----------------

                 ELECTRIC UTILITIES - 6.2%
      2,606,133  Enel S.p.A. ........................................................        12,271,903
        403,015  Red Electrica Corp., S.A. ..........................................         7,738,855
                                                                                       ----------------
                                                                                             20,010,758
                                                                                       ----------------

                 FOOD PRODUCTS - 3.1%
         130,756 Nestle S.A. ........................................................        10,032,046
                                                                                       ----------------


                        See Notes to Portfolio of Investments

FIRST TRUST DYNAMIC EUROPE EQUITY INCOME FUND (FDEU)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2017 (UNAUDITED)

    SHARES                                   DESCRIPTION                                    VALUE
---------------  --------------------------------------------------------------------  ----------------
COMMON STOCKS (a) (CONTINUED)

                 GAS UTILITIES - 1.9%
        221,798  Italgas S.p.A. .....................................................  $        972,957
      1,203,825  Snam S.p.A. ........................................................         5,206,311
                                                                                       ----------------

                                                                                              6,179,268
                                                                                       ----------------
                 HOUSEHOLD DURABLES - 1.1%
         87,902  Berkeley Group Holdings PLC ........................................         3,531,947
                                                                                       ----------------

                 INDUSTRIAL CONGLOMERATES - 2.1%
         48,943  Siemens AG .........................................................         6,704,071
                                                                                       ----------------

                 INSURANCE - 11.5%
         42,366  Allianz SE .........................................................         7,848,294
        259,315  Assicurazioni Generali S.p.A. ......................................         4,121,895
        303,502  AXA S.A. ...........................................................         7,853,185
        274,194  Prudential PLC .....................................................         5,792,045
        187,737  SCOR SE ............................................................         7,095,844
         16,813  Zurich Insurance Group AG ..........................................         4,488,390
                                                                                       ----------------
                                                                                             37,199,653
                                                                                       ----------------

                 MACHINERY - 1.4%
        235,393  SKF AB, Class B ....................................................         4,657,606
                                                                                       ----------------

                 MEDIA - 5.6%
      3,249,534  ITV PLC ............................................................         8,912,165
        717,766  NOS SGPS S.A. ......................................................         3,912,792
        234,047  WPP PLC ............................................................         5,137,521
                                                                                       ----------------
                                                                                             17,962,478
                                                                                       ----------------

                 MULTI-UTILITIES - 3.6%
         88,256  Innogy SE (c).......................................................         3,331,551
        645,977  National Grid PLC ..................................................         8,202,707
                                                                                       ----------------
                                                                                             11,534,258
                                                                                       ----------------

                 OIL, GAS & CONSUMABLE FUELS - 10.2%
      2,071,602  BP PLC .............................................................        11,875,757
        417,196  Royal Dutch Shell PLC, Class A (b)..................................        10,955,267
        199,174  TOTAL S.A. .........................................................        10,074,683
                                                                                       ----------------
                                                                                             32,905,707
                                                                                       ----------------

                 PERSONAL PRODUCTS - 3.5%
        230,391  Unilever N.V. (b)...................................................        11,446,027
                                                                                       ----------------

                 PHARMACEUTICALS - 14.5%
        102,739  AstraZeneca PLC ....................................................         6,323,453
        116,932  Bayer AG ...........................................................        13,478,487
        174,666  Novartis AG ........................................................        12,965,025
         55,121  Roche Holding AG ...................................................        14,076,725
                                                                                       ----------------
                                                                                             46,843,690
                                                                                       ----------------

                 PROFESSIONAL SERVICES - 4.7%
        126,898  Adecco Group AG ....................................................         9,013,920


                        See Notes to Portfolio of Investments

FIRST TRUST DYNAMIC EUROPE EQUITY INCOME FUND (FDEU)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2017 (UNAUDITED)

    SHARES                                   DESCRIPTION                                    VALUE
---------------  --------------------------------------------------------------------  ----------------
COMMON STOCKS (a) (CONTINUED)

                 PROFESSIONAL SERVICES (CONTINUED)
        334,377  RELX N.V. ..........................................................  $      6,192,544
                                                                                       ----------------
                                                                                             15,206,464
                                                                                       ----------------

                 REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.3%
         87,404  Nexity S.A. ........................................................         4,297,085
                                                                                       ----------------

                 TOBACCO - 5.5%
        123,080  British American Tobacco PLC (b)....................................         8,172,967
        200,748  Imperial Brands PLC ................................................         9,726,169
                                                                                       ----------------
                                                                                             17,899,136
                                                                                       ----------------

                 WIRELESS TELECOMMUNICATION SERVICES - 3.6%
      4,421,576  Vodafone Group PLC (b)..............................................        11,528,308
                                                                                       ----------------
                 TOTAL COMMON STOCKS ................................................       388,874,514
                 (Cost $375,186,381)                                                   ----------------

REAL ESTATE INVESTMENT TRUSTS (a) - 7.6%

                 EQUITY REAL ESTATE INVESTMENT TRUSTS - 7.6%
        800,581  British Land (The) Co., PLC ........................................         6,118,592
        162,666  Eurocommercial Properties N.V. .....................................         5,833,281
        430,898  Hammerson PLC ......................................................         3,082,670
        127,105  ICADE ..............................................................         9,312,707
                                                                                       ----------------
                 TOTAL REAL ESTATE INVESTMENT TRUSTS ................................        24,347,250
                 (Cost $28,245,457)                                                    ----------------

                 TOTAL INVESTMENTS - 128.1% .........................................       413,221,764
                 (Cost $403,431,838) (d)                                               ----------------

   NUMBER OF
   CONTRACTS                                 DESCRIPTION                                    VALUE
---------------  --------------------------------------------------------------------  ----------------
CALL OPTIONS WRITTEN - (1.3%)
                 EURO STOXX 50 PRICE
            765  @  3,350 due April 2017.............................................        (1,183,812)
            669  @  3,500 due May 2017...............................................          (439,308)
            667  @  3,475 due May 2017...............................................          (519,071)
            636  @  3,350 due June 2017..............................................        (1,000,558)
            629  @  3,375 due June 2017..............................................          (938,960)
                                                                                       ----------------
                 TOTAL CALL OPTIONS WRITTEN .........................................        (4,081,709)
                 (Premiums received $2,159,007)                                        ----------------

                 OUTSTANDING LOAN - (28.6)%
                                                                                            (92,278,199)
                 NET OTHER ASSETS AND LIABILITIES - 1.8% ............................         5,850,667
                                                                                       ----------------
                 NET ASSETS - 100.0% ................................................  $    322,712,523
                                                                                       ================

-----------------------------

(a) All or a portion of these securities serve as collateral on the outstanding loan.


                        See Notes to Portfolio of Investments

FIRST TRUST DYNAMIC EUROPE EQUITY INCOME FUND (FDEU)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2017 (UNAUDITED)


(b) All or a portion of this security is pledged to cover index call options written.

(c) This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $26,412,127 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $16,622,201.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                 ASSETS TABLE
                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                                   3/31/2017        PRICES          INPUTS           INPUTS
                                                ---------------  -------------  ---------------  --------------
Common Stocks*................................  $   388,874,514  $ 388,874,514  $            --  $           --
Real Estate Investment Trusts*................       24,347,250     24,347,250               --              --
                                                ---------------  -------------  ---------------  --------------
Total Investments.............................      413,221,764    413,221,764               --              --
Forward Foreign Currency Contracts**..........          754,383             --          754,383              --
                                                ---------------  -------------  ---------------  --------------
Total.........................................  $   413,976,147  $ 413,221,764  $       754,383  $           --
                                                ===============  =============  ===============  ==============

                                               LIABILITIES TABLE
                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                                   3/31/2017        PRICES          INPUTS           INPUTS
                                                ---------------  -------------  ---------------  --------------
Call Options Written..........................  $    (4,081,709) $          --  $    (4,081,709) $           --
                                                ===============  =============  ===============  ==============

*     See Portfolio of Investments for industry breakout.

** See the Forward Foreign Currency Contracts table for contract and currency detail.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at March 31, 2017.


                        See Notes to Portfolio of Investments

FIRST TRUST DYNAMIC EUROPE EQUITY INCOME FUND (FDEU)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2017 (UNAUDITED)

FORWARD FOREIGN CURRENCY CONTRACTS (see Note 2C - Forward Foreign Currency Contracts in the Notes to Portfolio of Investments):

                                      FORWARD FOREIGN CURRENCY CONTRACTS
                               ------------------------------------------------
                                                                    PURCHASE            SALE           UNREALIZED
SETTLEMENT                         AMOUNT           AMOUNT        VALUE AS OF       VALUE AS OF      APPRECIATION/
   DATE        COUNTERPARTY       PURCHASED          SOLD        MARCH 31, 2017    MARCH 31, 2017    (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------------
 05/05/17          BNS         USD  26,596,657  GBP  21,097,742  $   26,596,657    $   26,452,560    $      144,097
 05/05/17          BNS         USD  39,857,111  EUR  36,738,051      39,857,111        39,246,825           610,286
                                                                                                     --------------
Net Unrealized Appreciation (Depreciation).........................................................  $      754,383
                                                                                                     ==============

Counterparty Abbreviations:
    BNS   Bank of Nova Scotia

Currency Abbreviations:
    EUR   Euro
    GBP   British Pound Sterling
    USD   United States Dollar


                                                                 % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION                              INVESTMENTS(1)
-----------------------------------------------------------------------------
Euro                                                                43.8%
British Pound Sterling                                              20.9
United States Dollar                                                16.0
Swiss Franc                                                         14.0
Swedish Krona                                                        3.3
Norwegian Krone                                                      2.0
                                                                   ------
TOTAL                                                              100.0%
                                                                   ======

(1)   The weightings include the impact of currency forwards.


                                                                 % OF TOTAL
COUNTRY ALLOCATION(2)                                           INVESTMENTS
-----------------------------------------------------------------------------
United Kingdom                                                      31.6%
France                                                              17.6
Germany                                                             14.4
Switzerland                                                         14.0
Netherlands                                                          8.1
Italy                                                                5.5
Sweden                                                               3.3
Norway                                                               2.0
Spain                                                                1.9
Portugal                                                             1.6
                                                                   ------
TOTAL INVESTMENTS                                                  100.0%
                                                                   ======

(2) Portfolio securities are categorized based on their country of incorporation.


                        See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS

              FIRST TRUST DYNAMIC EUROPE EQUITY INCOME FUND (FDEU)
                           MARCH 31, 2017 (UNAUDITED)


                                1. ORGANIZATION

First Trust Dynamic Europe Equity Income Fund (the "Fund") is a non-diversified, closed-end management investment company organized as a Massachusetts business trust on May 11, 2015, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund trades under the ticker symbol FDEU on the New York Stock Exchange ("NYSE").

The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, "Financial Services-Investment Companies."

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION

The net asset value ("NAV") of the Common Shares of the Fund is determined daily as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund's NAV per Common Share is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund), by the total number of Common Shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund's investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Fund's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

      Common stocks, real estate investment trusts and other equity securities listed on any national or foreign exchange (excluding The Nasdaq Stock Market LLC ("Nasdaq") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are fair valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Over-the-counter options contracts are fair valued at the closing price in the market of the underlying contracts where such contracts are principally traded.

      Forward foreign currency contracts are valued at the current day's interpolated foreign exchange rate, as calculated using the current day's spot rate, and the thirty, sixty, ninety, and one-hundred eighty day forward rates provided by a third-party pricing service or by certain independent dealers in such contracts.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Fund's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or third-party pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

              FIRST TRUST DYNAMIC EUROPE EQUITY INCOME FUND (FDEU)
                           MARCH 31, 2017 (UNAUDITED)


      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

If the security in question is a foreign security, the following additional information may be considered:

      1) the value of similar foreign securities traded on other foreign markets;

      2)    ADR trading of similar securities;

      3)    closed-end fund trading of similar securities;

      4) the trading prices of financial products that are tied to baskets of foreign securities;

      5)    factors relating to the event that precipitated the pricing problem;

      6)    whether the event is likely to recur; and

      7) whether the effects of the event are isolated or whether they affect entire markets, countries or regions.

Because foreign markets may be open on different days than the days during which investors may transact in the shares of the Fund, the value of the Fund's securities may change on the days when investors are not able to transact in the shares of the Fund. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of March 31, 2017, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

C. FORWARD FOREIGN CURRENCY CONTRACTS

The Fund is subject to foreign currency risk in the normal course of pursuing its investment objective. Forward foreign currency contracts are agreements between two parties ("Counterparties") to exchange one currency for another at a future date and at a specified price. The Fund uses forward foreign currency contracts to facilitate transactions in foreign securities and to manage the Fund's foreign currency exposure. These contracts are valued daily, and the Fund's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included on the Forward Foreign Currency Contracts table in the Portfolio of Investments. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values, and interest rates. Due to the risks, the Fund could incur losses in excess of the net unrealized value. In the event of default by the Counterparty, the Fund will provide notice to the Counterparty of the Fund's intent to convert the currency held by the Fund into the currency that the Counterparty agreed to exchange with the Fund. If a Counterparty becomes bankrupt or otherwise fails to

              FIRST TRUST DYNAMIC EUROPE EQUITY INCOME FUND (FDEU)
                           MARCH 31, 2017 (UNAUDITED)


perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances.

D. FOREIGN CURRENCY

The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received.

E. OPTION CONTRACTS

The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may write (sell) options to hedge against changes in the value of equities. Also, the Fund seeks to generate additional income, in the form of premiums received, from writing (selling) the options. The Fund may write (sell) covered call options ("options") on a portion of the equity securities held in the Fund's portfolio and on securities indices as determined to be appropriate by the Advisor, and consistent with the Fund's investment objective in an amount up to 40% of the value of its Managed Assets. The Fund will write (sell) a call option on an individual security only if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or other assets determined to be liquid by the Advisor, the Sub-Advisor or the Sub-Sub Advisor (in accordance with procedures approved by the Board of Trustees) in such amount are segregated by the Fund's custodian) upon conversion or exchange of other securities held by the Fund. Options on securities indices are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security and are similar to options on single securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. The Fund will not write (sell) "naked" or uncovered call options. If certain equity securities held in the Fund's portfolio are not covered by a related call option on the individual equity security, securities index options may be written on all or a portion of such uncovered securities. Options are marked-to-market daily and their value will be affected by changes in the value and dividend rates of the underlying equity securities, changes in interest rates, changes in the actual or perceived volatility of the securities markets and the underlying equity securities and the remaining time to the options' expiration. The value of options may also be adversely affected if the market for the options becomes less liquid or trading volume diminishes.

Options the Fund writes (sells) will either be exercised, expire or be cancelled pursuant to a closing transaction. If the price of the underlying equity security exceeds the option's exercise price, it is likely that the option holder will exercise the option. If an option written (sold) by the Fund is exercised, the Fund would be obligated to deliver the underlying equity security to the option holder upon payment of the strike price. In this case, the option premium received by the Fund will be added to the amount realized on the sale of the underlying security for purposes of determining gain or loss. If the price of the underlying equity security is less than the option's strike price, the option will likely expire without being exercised. The option premium received by the Fund will, in this case, be treated as short-term capital gain on the expiration date of the option. The Fund may also elect to close out its position in an option prior to its expiration by purchasing an option of the same series as the option written (sold) by the Fund.

The options that the Fund writes (sells) give the option holder the right, but not the obligation, to purchase a security from the Fund at the strike price on or prior to the option's expiration date. The ability to successfully implement the writing (selling) of covered call options depends on the ability of the Advisor to predict pertinent market movements, which cannot be assured. Thus, the use of options may require the Fund to sell portfolio securities at inopportune times or for prices other than current market value, which may limit the amount of appreciation the Fund can realize on an investment, or may cause the Fund to hold a security that it might otherwise sell. As the writer (seller) of a covered option, the Fund foregoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the option above the sum of the premium and the strike price of the option, but has retained the risk of loss should the price of the underlying security decline. The writer (seller) of an option has no control over the time when it may be required to fulfill its obligation as a writer (seller) of the option. Once an option writer (seller) has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security to the option holder at the exercise price.

Over-the-counter options have the risk of the potential inability of counterparties to meet the terms of their contracts. The Fund's maximum equity price risk for purchased options is limited to the premium initially paid. In addition, certain risks may arise upon entering into option contracts including the risk that an illiquid secondary market will limit the Fund's ability to close out an option contract prior to the expiration date and that a change in the value of the option contract may not correlate exactly with changes in the value of the securities hedged.

              FIRST TRUST DYNAMIC EUROPE EQUITY INCOME FUND (FDEU)
                           MARCH 31, 2017 (UNAUDITED)


                          3. DERIVATIVES TRANSACTIONS

Written options activity for the Fund was as follows:

                                                 NUMBER OF
WRITTEN OPTIONS                                  CONTRACTS       PREMIUMS
-----------------------------------------------------------------------------
Options outstanding at December 31, 2016......        3,454  $      2,432,848
Options Written...............................        4,124         2,523,727
Options Expired...............................         (581)         (319,196)
Options Exercised.............................           --                --
Options Closed................................       (3,631)       (2,478,372)
                                                 ----------  ----------------
Options outstanding at March 31, 2017.........        3,366  $      2,159,007
                                                 ==========  ================

For the fiscal year-to-date period (January 1, 2017 through March 31, 2017), notional values of forward foreign currency contracts opened and closed were $66,453,768 and $67,048,861, respectively.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     First Trust Dynamic Europe Equity Income Fund
             -----------------------------------------------------

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: May 23, 2017
     ---------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: May 23, 2017
     ---------------

By (Signature and Title)*               /s/ Donald P. Swade
                                        ----------------------------------------
                                        Donald P. Swade, Treasurer,
                                        Chief Financial Officer and
                                        Chief Accounting Officer
                                        (principal financial officer)

Date: May 23, 2017
     ---------------

* Print the name and title of each signing officer under his or her signature.